Accounts receivable - Percentage of revenues by client (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable
Allowance for doubtful accounts	$ 16,986	$ 12,400	$ 20,332	$ 20,759
Aeroenlaces Nacionales, S. A. de C. V.
Accounts Receivable
Percentage of entity's accounts receivable	36.30%	31.30%	35.80%
Percentage of entity's revenue	30.90%	27.60%	28.50%
Concesionaria Vuela Compaa de Aviacion, S.A.P.I. de C.V.
Accounts Receivable
Percentage of entity's accounts receivable	21.00%	27.00%	24.00%
Percentage of entity's revenue	18.80%	20.10%	19.30%
Aerolitoral, S. A. de C. V.
Accounts Receivable
Percentage of entity's accounts receivable	5.30%	9.00%	8.80%
Percentage of entity's revenue	6.10%	6.90%	8.10%
Aerovas de Mxico, S. A. de C.V.
Accounts Receivable
Percentage of entity's accounts receivable	13.00%	11.90%	10.40%
Percentage of entity's revenue	9.80%	8.30%	6.80%